Taxes (Details 3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current liabilities	$ 1,292	$ 1,400
Non-current liabilities	576	530
Total liabilities	1,868	1,930
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	844	747
Non-current liabilities	576	530
Total liabilities	1,420	1,277
Country Of Brazil [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	785	698
Non-current liabilities	392	330
Total liabilities	1,177	1,028
Country Of Brazil [Member] | Tax Settlement Programs P R T [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	59	49
Non-current liabilities	184	200
Total liabilities	243	249
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	448	653
Total liabilities	$ 448	$ 653